Earnings per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [Abstract]
Basic (loss)/earnings per share from continuing operations attributable to the ordinary equity holders of the Company (in dollars per share)	$ (0.0211)	$ 0.1017	$ 0.0132
Total basic (loss)/earnings per share attributable to the ordinary equity holders of the Company (in dollars per share)	(0.0211)	0.1017	0.0132
Diluted earnings per share [abstract]
Diluted (loss)/earnings per share from continuing operations attributable to the ordinary equity holders of the Company (in dollars per share)	(0.0211)	0.0976	0.0130
Total diluted (loss)/earnings per share attributable to the ordinary equity holders of the Company (in dollars per share)	$ (0.0211)	$ 0.0976	$ 0.0130
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/loss per share (in shares)	337,880,000	331,226,000	319,181,000
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings/loss per share (in shares)	337,880,000	345,188,000	323,710,000
Options
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Anti-dilutive shares (in shares)	14,057,626